Consolidated Balance Sheets (unaudited) (Parentheticals) - $ / shares	Jun. 30, 2015	Dec. 31, 2014
Preferred Stock
Preferred Shares - Par Value	$ 0.01	$ 0.01
Preferred Shares - Shares Authorized	25,000,000	25,000,000
Preferred Shares - Shares Issued	0	0
Preferred Shares - Shares Outstanding	0	0
Common Shares
Common Shares - Par Value	$ 0.01	$ 0.01
Common Shares - Shares Authorized	300,000,000	300,000,000
Common Shares - Shares Issued	218,934,541	109,426,236
Common Shares - Shares Outstanding	218,934,541	109,426,236